Schedule of Future Commitments and Sublease Income (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Gross future lease commitments 2021	$ 372	$ 1,723
Sublease income 2021	(53)	(323)
2021 Remaining	319	1,400
Gross future lease commitments 2022	709	709
Sublease income 2022
2022	709	709
Gross future lease commitments 2023	494	494
Sublease income 2023
2023	494	494
Gross future lease commitments 2024	470	470
Sublease income 2024
2024	470	470
Gross future lease commitments 2025	352	352
Sublease income 2025
2025	352	352
Total, Gross future lease commitments	2,397	3,748
Total, Sublease income	(53)	(323)
Total	$ 2,344	$ 3,425